GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

11. GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2011	40,748,074	(30,199,751)	10,548,323
Translation difference	(512,548)	0	(512,548)

Balance at December 31, 2011	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	0	(24,528)

Balance at December 31, 2012	10,011,247	0	10,011,247

Balance at December 31, 2012 US$ (Note 3)	1,606,916	0	1,606,916

In 2005, the Group recognized goodwill of RMB30.2 million and intangible assets of RMB283.7 million in connection with the acquisition of equity interest in C9I. There was no change in the carrying amount of goodwill from the initial recognition date to December 31, 2008. Due to the expiration of WoW license, related goodwill was fully impaired during the year ended December 31, 2009.

In 2010, the Group recognized goodwill of RMB10.9 million in connection with the business combination of Red 5 (Note 5).